INITIAL PUBLIC OFFERING (Details Narrative) - $ / shares				9 Months Ended	12 Months Ended
	Jan. 17, 2024	Jul. 13, 2023	Jan. 18, 2022	Sep. 30, 2025	Dec. 31, 2024	Jan. 01, 2024
Issuance of common stock upon cashless exercise, shares	1,000,000
Shares issued price per share						$ 0.122
CSLM Acquisition Corp [Member]
Shares issued price per share			$ 11.50
Exercise price				$ 9.20	$ 9.20
CSLM Acquisition Corp [Member] | Common Class A [Member]
Issuance of common stock upon cashless exercise, shares		4,743,749
Exercise price				$ 18.00	$ 18.00
IPO [Member] | CSLM Acquisition Corp [Member]
Issuance of common stock upon cashless exercise, shares			18,975,000	18,975,000	18,975,000
Shares issued price per share				$ 10.00	$ 10.00
IPO [Member] | CSLM Acquisition Corp [Member] | US Treasury and Government [Member]
Shares issued price per share				10.10	10.10
IPO [Member] | CSLM Acquisition Corp [Member] | Common Class A [Member]
Exercise price				$ 11.50	$ 11.50